Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 05, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Jun. 05, 2017
Document Effective Date	Jun. 08, 2017
Prospectus Date	Jun. 08, 2017
Infusive Consumer Alpha™ Global Fund | Investor Class
Prospectus:
Trading Symbol	JOYBX
Infusive Consumer Alpha™ Global Fund | Institutional Class
Prospectus:
Trading Symbol	JOYAX